OTHER RECEIVABLES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
OTHER RECEIVABLES
Schedule of other receivable
	September 30, 2021	December 31, 2020
Prepaid trademark and system set up fee	$-	$3,318
Staff reserve fund and others	39,242	2,453
	$39,242	$5,771

	December 31, 2020	December 31, 2019
Rental deposit	230,620	-
Property management fee deposit	34,290	-
Prepaid trademark and system set up fee	3,318	-
Others	2,453	-
	270,681	-